SUBSEQUENT EVENTS - Public offering on February (Details) - USD ($)			12 Months Ended
	Feb. 24, 2026	Feb. 11, 2026	Dec. 31, 2024	Feb. 18, 2026	Feb. 28, 2025	Sep. 18, 2024	Aug. 26, 2024	Dec. 31, 2022
SUBSEQUENT EVENT
Common share price per share							$ 980
Net proceeds			$ 2,426,460
Expiry term						3 years 6 months
Warrant exercisable price								$ 189
Share price								$ 72.45
Series A Warrants
SUBSEQUENT EVENT
Warrant exercisable price					$ 189	$ 1,181.25
Subsequent events | Follow-On Offering
SUBSEQUENT EVENT
Units issued during period		122,286
Common share price per share		$ 49
Gross proceeds		$ 6,000,000
Net proceeds		$ 5,440,000
Share price	$ 5.25
Ordinary Shares	386,836
Subsequent events | Follow-On Offering | Series A Warrants
SUBSEQUENT EVENT
Number of warrants that each unit includes		1
Expiry term		1 year
Warrant exercisable price	$ 24.5	$ 49		$ 34.3
Subsequent events | Follow-On Offering | Class A ordinary shares
SUBSEQUENT EVENT
Number of shares for each unit		1